Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 182.8	$ 206.0
Equity securities	22.8	7.8
Amounts receivable (note 6)	37.4	39.5
Income taxes receivable	4.6	8.0
Inventory (note 7)	126.9	110.2
Other current assets	19.8	15.5
Total Current Assets	394.3	387.0
Non-Current Assets
Long-term inventory (note 7)	25.7	30.0
Mineral property, plant and equipment (note 8)	2,933.4	2,813.3
Other non-current assets	43.1	41.9
Total Assets	3,396.5	3,272.2
Current Liabilities
Accounts payable and accrued liabilities (note 9)	127.3	131.9
Total Current Liabilities	127.3	131.9
Non-Current Liabilities
Deferred income taxes (note 11)	513.7	491.5
Decommissioning liabilities (note 10)	57.1	44.9
Other non-current liabilities	3.1	1.6
Total Liabilities	701.2	669.9
E Q U I T Y
Share capital (note 12)	3,693.3	3,705.2
Contributed surplus	90.7	87.3
Warrants	0.0	3.9
Accumulated other comprehensive (loss) income	(0.2)	(9.2)
Deficit	(1,088.5)	(1,184.9)
Total Equity	2,695.3	2,602.3
Total Liabilities and Equity	$ 3,396.5	$ 3,272.2